Organization and Nature of Operations (Tables)	6 Months Ended
Jun. 30, 2024
Organization and Nature of Operations [Abstract]
Schedule of Erayak Group’s Registered Agent is Harneys Fiduciary (Cayman) Limited	Erayak Group’s registered agent is Harneys Fiduciary (Cayman) Limited, and its registered office is on the 4th Floor, Harbour Place, 103 South Church Street, P.O. Box 10240, Grand Cayman, KY1-1002, Cayman Islands.
Entity Name	Registered Location	Date of Incorporation	Ownership as of the issuance date of the report
Erayak Power Solution Group Inc. (“Erayak Group”)	Cayman Islands	June 14, 2019	Parent
Erayak Power Solution Limited (“Erayak BVI’)	British Virgin Island	June 17, 2019	100% by the Parent
Erayak Power Solution Hong Kong Limited (“Erayak HK”)	Hong Kong	June 26, 2019	100% by Erayak BVI
Ruike Electronics (Wenzhou) Co., Ltd. (“Ruike”)	Wenzhou, China	December 5, 2023	100% by Erayak HK
Wenzhou Wenjie Technology Limited (“Wenjie”)	Wenzhou, China	December 11, 2019	100% by Erayak HK
Zhejiang Leiya Electronics Limited (“Leiya”)	Wenzhou, China	March 5, 2009	100% by Wenjie
Wenzhou New Focus Limited (“New Focus”)	Wenzhou, China	November 21, 2012	100% by Leiya